Intangible Assets - Schedule of Finite-Lived Intangible Assets (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 EUR (€)
Finite-Lived Intangible Assets [Line Items]
Accumulated amortization	$ (20,662,000)	$ (20,681,000)
Total intangible assets, net	9,186,000	9,000
Amortization charge for the year to December 31,	481,000	604,000	$ 534,000
Trademarks Not Subject to Amortization
Finite-Lived Intangible Assets [Line Items]
Total intangible assets subject to amortization, net	2,189,508	0		€ 1,924,587
Cryptocurrencies Not Subject to Amortization
Finite-Lived Intangible Assets [Line Items]
Total intangible assets subject to amortization, net	100,000	0
Trademarks
Finite-Lived Intangible Assets [Line Items]
Total intangible assets subject to amortization, net	137,000	142,000
Accumulated amortization	(137,000)	(142,000)
Patents
Finite-Lived Intangible Assets [Line Items]
Total intangible assets subject to amortization, net	2,281,000	2,281,000
Accumulated amortization	(2,281,000)	(2,281,000)
License Agreements
Finite-Lived Intangible Assets [Line Items]
Total intangible assets subject to amortization, net	11,326,000	11,626,000
Accumulated amortization	(11,321,000)	(11,617,000)
Other Intangibles
Finite-Lived Intangible Assets [Line Items]
Total intangible assets subject to amortization, net	13,814,000	6,641,000
Accumulated amortization	(6,923,000)	(6,641,000)
Total Intangible Assets Subject to Amortization, Net
Finite-Lived Intangible Assets [Line Items]
Total intangible assets subject to amortization, net	$ 6,896,000	$ 9,000